Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Other Accounting Recivables

At December 31 this account comprises:

	2016		2017
	Current	Non-current	Current	Non-current
Advances to suppliers (a)	79,455	225,567	149,464	255,181
Income tax on-account payments (b)	202,045	—	125,176	2,607
Fiscal credit (c)	80,091	52,225	81,732	30,680
Guarantee deposits (d)	95,916	—	113,429	—
Claims to third parties	26,529	32,669	109,491	41,072
Restricted Fund	14,067	—	61,993	44,770
Petróleos del Perú S.A.- Petroperú S.A.	16,879	29,534	3,619	53,918
Temporary tax on net assets	21,204	—	21,934	—
Taxes receivable	13,954	—	31,875	33,428
Claims to SUNAT (pre-paid taxes)	16,479	—	12,274	—
Rental and sale of equipment	13,640	—	27,970	—
Receivables from personnel	10,726	—	6,737	—
Other	58,531	17,957	19,751	9,196

	649,516	357,952	765,445	470,852